Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Provision (benefit) At Statutory Rate	$ (816,000)	$ (305,000)
Permanent Differences	0	1,000
Temporary Differences	206,000	79,000
Change In Valuation Allowance	$ 610,000	$ 225,000